Lease Arrangements - Summary of Right of Use Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
At start of year	£ 264	£ 263
Additions	25	62
Acquisitions	1	4
Remeasurement	12	29
Disposals	(1)	(3)
Depreciation	(77)	(82)
Exceptional costs in Exhibitions	(11)
Exchange translation differences	3	(9)
At end of year	£ 216	£ 264